Note 11 - Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Other Operating Cost and Expense, by Component [Table Text Block]
	(in thousands)
	2018	2017	2016
Data processing	$1,318	$1,164	$999
Professional fees	817	1,471	785
Ohio Financial Institution tax	505	523	285
Advertising	1,786	1,062	605
ATM processing and other fees	663	611	570
Amortization of core deposit intangible assets	173	133	137
Postage	50	43	40
Stationery and supplies	179	178	105
FDIC assessment	264	185	269
Loan closing fees	921	421	290
Other real estate owned	12	36	46
Deposit losses	63	72	27
Other	1,627	1,524	1,709
Total other operating expenses	$8,378	$7,423	$5,867